Contingencies	3 Months Ended
Mar. 31, 2023
Loss Contingency [Abstract]
Contingencies

Note 12. Contingencies

      The Company is a party to various legal proceedings from time to time, the outcome of which, in the opinion of management, will not have a significant effect on the financial position, profitability or cash flows of the Company.